Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income/(Loss) Before Income Tax Provision (Benefit)

The components of income/(loss) before income tax provision (benefit) from continuing operations as of December 31, 2018 and 2017 are as follows (in thousands):

	2018	2017
U.S.	$(8,346)	$(12,230)
Foreign	(507)	(843)
	$(8,853)	$(13,073)

Reconciliation of Total Income Tax Provision

A reconciliation of the total income tax provision tax rate from continuing operations to the statutory federal income tax rates of 21% and 34% for the years ended December 31, 2018 and 2017, respectively, is as follows:

	2018	2017
Income tax expense (benefit) at federal statutory rate	(21.0)%	(34.0)%
Income tax expense (benefit) at state statutory rate	(8.2)%	(6.7)%
Change in valuation allowance	35.8%	(324.5)%
Change in state rate	(0.1)%	(1.5)%
Permanent interest adjustments	0.7%	0.4%
Stock compensation	1.8%	5.2%
Research credit	(1.4)%	(1.9)%
Foreign rate differential	—	350.4%
NOLs expiring and adjustments to NOL	—	12.1%
Mark to market adjustment	(5.3)%	—
Other, net	(2.3)%	0.5%
	0.0%	0.0%

Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of our deferred tax assets and deferred tax liabilities as of December 31, 2018 and 2017 are as follows (in thousands):

	2018	2017
Deferred tax assets:
Allowances and reserves	$270	$140
Accrued expenses	122	154
Stock based compensation	996	1,065
Net operating loss carryforwards	91,197	87,426
Income tax credit carryforwards	8,671	8,587
Property and equipment, principally due to differences in depreciation	548	514
Other, net	38	45
	101,842	97,931
Valuation allowance	(101,091)	(97,089)
Total deferred tax assets, net of allowance	751	842
Deferred tax liabilities:
Intangibles assets	(751)	(842)
Total deferred tax liability	(751)	(842)
Net deferred tax assets (liability)	$—	$—

Unrecognized Tax Benefits Activity

Following is a tabular reconciliation of the unrecognized tax benefits activity during the years ended December 31, 2018 and 2017 (in thousands):

	2018	2017
Unrecognized Tax Benefits – Beginning	$2,157	$2,062
Gross increases – tax positions in prior period	1	—
Gross decreases – tax positions in prior period	(3)	—
Gross increase – current-period tax positions	61	95
Unrecognized Tax Benefits – Ending	$2,216	$2,157